Current financial debts and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of current financial debt and derivative instruments [abstract]
Bank and other financial debt	$ 682	$ 642
Commercial paper	4,045	4,091
Current portion of non-current financial debt	794	3,356
Derivative financial instruments	81	143
Total current financial debt and derivative financial instruments	$ 5,602	$ 8,232
Weighted average interest rate on Bank and other financial debt	20.20%	20.80%